Balance Sheets - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash	$ 17,867	$ 2,644	$ 54,151
Due from related party		2,713
Accounts Receivable
Total current assets	17,867	5,357	5
Long term assets
Intangible Asset
Total Long term assets
Other Current Assets
Inventory - Cameras and Accessories	48,402
Total other current assets	48,402
Total Current Assets	66,269
Fixed Assets
Developed Software	92,493	40,600	0
Total Fixed Assets	92,493	40,600
Total assets	158,762	45,957	5
Current liabilities
Accrued expense	9,961	4,066
Note Payable (net of discount of $0 and $46,129, respecively)	50,500	38,871
Payroll Tax Liabilities	5,493
Total Current Liabilities	65,954	42,937
Long Term Liabilities
Derivative Liability - Convertible Notes Payable	5,481,672
Convertible Notes Payable (Net of debt discount of $674,914)	192,663
Total Long Term Liabilities	5,674,335
Total Liabilities	5,740,289	42,937
Shareholders' deficit
Preferred stock, ($0.001 par value; 20,000,000 shares authorized, no shares were issued and outstanding).
Common stock, ($0.001 par value; 320,000,000 shares authorized, 53,332,576 and 38,037,120 shares issued and outstanding as of March 31, 2016 and June 30, 2015, respectively).	53,333	38,037	38,037
Additional paid in capital	304,666	665,283	(34,937)
Accumulated deficit	(5,939,526)	(700,300)	(3,095)
Total shareholders' deficit	(5,581,527)	3,020	5
Total liabilities and shareholders' deficit	$ 158,762	$ 45,957	$ 5